UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-04494

                                     The Gabelli Asset Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Asset Fund

Third Quarter Report — September 30, 2014

(Y)our Portfolio Management Team

Morningstar® rated The Gabelli Asset Fund Class AAA Shares 4 stars overall, 2 stars for the three year period, 3 stars for the five year period, and 5 stars for the ten year period ended September 30, 2014 among 1,343, 1,343, 1,204, and 804 Large Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

To Our Shareholders,

For the quarter ended September 30, 2014, the net asset value (“NAV”) per Class AAA Share of The Gabelli Asset Fund decreased 4.2% compared with an increase of 1.1% for the Standard & Poor’s (“S&P”) 500 Index. See page 2 for additional performance information.

Enclosed is the schedule of investments as of September 30, 2014.

Comparative Results

Average Annual Returns through September 30, 2014 (a) (Unaudited)					Since
	Quarter	1 Year	5 Year	10 Year	Inception (3/3/86)
Class AAA (GABAX)	(4.22)%	10.10%	14.94%	9.59%	12.36%
S&P 500 Index	1.13	19.73	15.70	8.11	10.37	(d)
Dow Jones Industrial Average	1.86	15.20	14.78	8.14	11.26	(d)
Nasdaq Composite Index	2.24	20.62	17.59	10.27	9.10	(d)
Class A (GATAX)	(4.22)	10.09	14.93	9.59	12.36
With sales charge (b)	(9.73)	3.76	13.58	8.94	12.12
Class C (GATCX)	(4.39)	9.28	14.08	8.78	12.05
With contingent deferred sales charge (c)	(5.35)	8.28	14.08	8.78	12.05
Class I (GABIX)	(4.16)	10.36	15.22	9.77	12.43

In the current prospectuses dated April 30, 2014, the expense ratios for Class AAA, A, C, and I Shares are 1.35%, 1.35%, 2.10%, and 1.10%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund for periods prior to December 31, 1988. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	The S&P 500 Index, Dow Jones Industrial Average, and Nasdaq Composite Index since inception performance results are as of February 28, 1986.

The Gabelli Asset Fund

Schedule of Investments — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.1%
	Aerospace — 1.6%
660,000	Exelis Inc.	$10,916,400
5,000	Lockheed Martin Corp.	913,900
7,000	Northrop Grumman Corp.	922,320
2,175,000	Rolls-Royce Holdings plc	34,008,072
96,000	The Boeing Co.	12,228,480

		58,989,172

	Agriculture — 0.8%
400,000	Archer Daniels Midland Co.	20,440,000
59,000	Monsanto Co.	6,638,090
9,000	Potash Corp of Saskatchewan Inc.	311,040
27,200	The Mosaic Co.	1,207,952

		28,597,082

	Airlines — 0.1%
60,000	American Airlines Group Inc.	2,128,800
100,000	American Airlines Group Inc., Escrow†	150,000

		2,278,800

	Automotive — 0.9%
50,000	Ford Motor Co.	739,500
225,000	Hertz Global Holdings Inc.†	5,712,750
663,000	Navistar International Corp.†	21,819,330
93,000	PACCAR Inc.	5,289,375
3,000	Volkswagen AG	622,561

		34,183,516

	Automotive: Parts and Accessories — 4.1%
226,400	BorgWarner Inc.	11,910,904
315,000	Brembo SpA	10,312,607
94,000	CLARCOR Inc.	5,929,520
550,600	Dana Holding Corp.	10,555,002
145,677	Federal-Mogul Holdings Corp.†	2,166,217
546,500	Genuine Parts Co.	47,933,515
430,500	Johnson Controls Inc.	18,942,000
115,000	Modine Manufacturing Co.†	1,365,050
179,000	O’Reilly Automotive Inc.†	26,914,440
85,000	Standard Motor Products Inc.	2,926,550
185,000	Superior Industries International Inc.	3,243,050
86,400	Tenneco Inc.†	4,519,584
4,000	Visteon Corp.†	389,000

		147,107,439

	Aviation: Parts and Services — 2.8%
1,075,000	BBA Aviation plc	5,663,858
429,500	Curtiss-Wright Corp.	28,312,640
580,000	GenCorp Inc.†	9,262,600
121,100	Kaman Corp.	4,759,230
219,000	Precision Castparts Corp.	51,876,720
12,000	Woodward Inc.	571,440

		100,446,488

Shares		Market Value
	Broadcasting — 1.5%
90,000	British Sky Broadcasting Group plc	$1,286,861
297,200	CBS Corp., Cl. A, Voting	15,935,864
18,000	Cogeco Inc.	872,718
26,666	Corus Entertainment Inc., New York, Cl. B	590,919
13,334	Corus Entertainment Inc., Toronto, Cl. B	296,099
120,000	ITV plc	404,247
202,000	Liberty Media Corp., Cl. A†	9,530,360
382,000	Liberty Media Corp., Cl. C†	17,950,180
108,000	LIN Media LLC, Cl. A†	2,397,600
12,000	Naspers Ltd., Cl. N	1,324,145
10,000	Pandora Media Inc.†	241,600
366,000	Television Broadcasts Ltd.	2,184,730
50,000	Tokyo Broadcasting System Holdings Inc.	557,101

		53,572,424

	Building and Construction — 0.2%
11,000	Assa Abloy AB, Cl. B	567,988
180,700	Fortune Brands Home & Security Inc.	7,428,577
65,000	Layne Christensen Co.†	631,150

		8,627,715

	Business Services — 2.6%
17,000	ACCO Brands Corp.†	117,300
54,561	Aramark	1,434,954
42,000	Ascent Capital Group Inc., Cl. A†	2,528,400
700	Blackhawk Network Holdings Inc.†	22,680
7,393	Blackhawk Network Holdings Inc., Cl. B†	238,794
98,100	Blucora Inc.†	1,495,044
215,000	Clear Channel Outdoor Holdings Inc., Cl. A	1,449,100
161,100	Ecolab Inc.	18,499,113
15,000	Edenred	370,107
140,000	Fly Leasing Ltd., ADR	1,793,400
60,000	Landauer Inc.	1,980,600
335,000	Live Nation Entertainment Inc.†	8,046,700
80,000	Macquarie Infrastructure Co. LLC	5,336,000
247,000	MasterCard Inc., Cl. A	18,258,240
20,000	MOCON Inc.	298,600
20,000	Monster Worldwide Inc.†	110,000
2,000	MSC Industrial Direct Co. Inc., Cl. A	170,920
258,752	The Brink’s Co.	6,220,398
1,089,000	The Interpublic Group of Companies Inc.	19,950,480
36,667	Vectrus Inc.†	716,100
16,000	Visa Inc., Cl. A	3,413,920

		92,450,850

	Cable and Satellite — 7.6%
340,400	AMC Networks Inc., Cl. A†	19,886,168
1,825,600	Cablevision Systems Corp., Cl. A	31,966,256
5,000	Charter Communications Inc., Cl. A†	756,850
160,000	Comcast Corp., Cl. A	8,604,800
328,000	Comcast Corp., Cl. A, Special	17,548,000
45,000	DigitalGlobe Inc.†	1,282,500

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
758,002	DIRECTV†	$65,582,333
312,200	DISH Network Corp., Cl. A†	20,161,876
105,000	EchoStar Corp., Cl. A†	5,119,800
147,900	Liberty Global plc, Cl. A†	6,291,666
606,700	Liberty Global plc, Cl. C†	24,883,801
943,800	Rogers Communications Inc., New York, Cl. B	35,316,996
50,000	Rogers Communications Inc., Toronto, Cl. B	1,871,512
219,900	Scripps Networks Interactive Inc., Cl. A	17,171,991
124,000	Shaw Communications Inc., New York, Cl. B	3,034,280
120,000	Shaw Communications Inc., Toronto, Cl. B	2,941,203
74,000	Time Warner Cable Inc.	10,618,260

		273,038,292

	Closed-End Funds — 0.0%
11,417	Royce Global Value Trust Inc.†	99,328
79,920	Royce Value Trust Inc.	1,158,840

		1,258,168

	Communications Equipment — 0.3%
570,000	Corning Inc.	11,023,800
16,000	Motorola Solutions Inc.	1,012,480

		12,036,280

	Computer Hardware — 0.3%
208,000	Hewlett-Packard Co.	7,377,760
20,000	International Business Machines Corp.	3,796,600
3,000	Wincor Nixdorf AG	153,689

		11,328,049

	Computer Software and Services — 1.6%
258,400	Diebold Inc.	9,126,688
20,000	DST Systems Inc.	1,678,400
125,000	EarthLink Holdings Corp.	427,500
118,000	eBay Inc.†	6,682,340
61,400	Fidelity National Information Services Inc.	3,456,820
1,600	Google Inc., Cl. A†	941,456
1,800	Google Inc., Cl. C†	1,039,248
40,000	Guidance Software Inc.†	269,200
155,000	Internap Network Services Corp.†	1,069,500
20,000	InterXion Holding NV†	553,800
30,000	MedAssets Inc.†	621,600
35,000	Microsoft Corp.	1,622,600
189,200	NCR Corp.†	6,321,172
80,000	RealD Inc.†	749,600
89,000	Rockwell Automation Inc.	9,779,320
335,000	Yahoo! Inc.†	13,651,250

		57,990,494

	Consumer Products — 4.7%
164,000	Avon Products Inc.	2,066,400
30,000	Brunswick Corp.	1,264,200
11,000	Christian Dior SA	1,843,684

Shares		Market Value
394,800	Church & Dwight Co. Inc.	$27,699,168
375,000	Coty Inc., Cl. A	6,206,250
330,000	Energizer Holdings Inc.	40,659,300
3,400	Givaudan SA	5,441,709
32,000	Harley-Davidson Inc.	1,862,400
20,000	Kimberly-Clark Corp.	2,151,400
10,000	Mattel Inc.	306,500
10,500	National Presto Industries Inc.	637,455
10,000	Philip Morris International Inc.	834,000
48,000	Reckitt Benckiser Group plc	4,163,088
120,800	Sally Beauty Holdings Inc.†	3,306,296
9,000	Stanley Black & Decker Inc.	799,110
10,000	Svenska Cellulosa AB, Cl. A	238,775
50,000	Svenska Cellulosa AB, Cl. B	1,192,489
1,086,400	Swedish Match AB	35,229,712
10,000	Syratech Corp.†	30
4,000	The Estee Lauder Companies Inc., Cl. A	298,880
373,000	The Procter & Gamble Co.	31,235,020
65,000	Unilever plc, ADR	2,723,500
58,000	Wolverine World Wide Inc.	1,453,480

		171,612,846

	Consumer Services — 1.9%
8,000	Allegion plc	381,120
120,000	IAC/InterActiveCorp.	7,908,000
527,600	Liberty Interactive Corp., Cl. A†	15,047,152
58,000	Liberty TripAdvisor Holdings Inc., Cl. A†	1,966,200
63,000	Liberty Ventures, Cl. A†	2,391,480
865,100	Rollins Inc.	25,330,128
329,000	The ADT Corp.	11,666,340
68,000	Tree.com Inc.†	2,440,520

		67,130,940

	Diversified Industrial — 4.4%
6,000	Acuity Brands Inc.	706,260
10,000	Albany International Corp., Cl. A	340,400
5,000	Anixter International Inc.	424,200
44,000	Blount International Inc.†	665,720
408,700	Crane Co.	25,833,927
128,000	Eaton Corp. plc	8,111,360
79,800	Greif Inc., Cl. A	3,496,038
262,971	Greif Inc., Cl. B	13,017,065
438,000	Honeywell International Inc.	40,786,560
25,000	Ingersoll-Rand plc	1,409,000
300,000	ITT Corp.	13,482,000
30,000	Jardine Matheson Holdings Ltd.	1,788,000
127,500	Jardine Strategic Holdings Ltd.	4,443,375
154,300	Katy Industries Inc.†	217,563
17,000	Magnetek Inc.†	531,930
245,000	Myers Industries Inc.	4,321,800
12,000	Nortek Inc.†	894,000
50,000	Pentair plc	3,274,500
20,200	Sulzer AG	2,486,121

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
178,000	Textron Inc.	$6,406,220
240,000	Toray Industries Inc.	1,586,506
222,000	Trinity Industries Inc.	10,371,840
336,800	Tyco International Ltd.	15,011,176
4,000	Waters Corp.†	396,480

		160,002,041

	Electronics — 1.2%
170,000	Cypress Semiconductor Corp.	1,678,750
30,000	Dolby Laboratories Inc., Cl. A†	1,253,700
50,000	Intel Corp.	1,741,000
12,800	Kyocera Corp., ADR	597,632
1,500	Mettler-Toledo International Inc.†	384,195
4,800	Samsung Electronics Co. Ltd., GDR	2,690,400
865,000	Sony Corp., ADR	15,604,600
45,000	TE Connectivity Ltd.	2,488,050
266,000	Texas Instruments Inc.	12,685,540
25,000	Thermo Fisher Scientific Inc.	3,042,500

		42,166,367

	Energy and Utilities — 6.3%
11,000	Anadarko Petroleum Corp.	1,115,840
178,400	BP plc, ADR	7,840,680
10,000	Cameron International Corp.†	663,800
258,000	Chevron Corp.	30,784,560
287,000	ConocoPhillips	21,961,240
218,400	CONSOL Energy Inc.	8,268,624
113,000	Devon Energy Corp.	7,704,340
9,000	Diamond Offshore Drilling Inc.	308,430
20,000	Edison International	1,118,400
219,000	El Paso Electric Co.	8,004,450
158,400	EOG Resources Inc.	15,684,768
281,200	Exxon Mobil Corp.	26,446,860
45,000	FirstEnergy Corp.	1,510,650
130,000	GenOn Energy Inc., Escrow†	0
178,700	Halliburton Co.	11,527,937
125,000	Kinder Morgan Inc.	4,792,500
277,900	National Fuel Gas Co.	19,450,221
30,000	NextEra Energy Inc.	2,816,400
44,000	Northeast Utilities	1,949,200
56,400	Oceaneering International Inc.	3,675,588
30,000	Patterson-UTI Energy Inc.	975,900
5,000	Phillips 66	406,550
212,000	Rowan Companies plc, Cl. A	5,365,720
36,000	Royal Dutch Shell plc, Cl. A, ADR	2,740,680
128,000	SJW Corp.	3,439,360
172,500	Southwest Gas Corp.	8,380,050
189,000	Spectra Energy Corp.	7,420,140
71,500	Talisman Energy Inc.	618,475
105,000	The AES Corp.	1,488,900
32,000	Transocean Ltd.	1,023,040

Shares		Market Value
41,000	Wartsila OYJ Abp	$1,834,754
870,000	Weatherford International plc†	18,096,000

		227,414,057

	Entertainment — 7.1%
195,500	Discovery Communications Inc., Cl. A†	7,389,900
568,500	Discovery Communications Inc., Cl. C†	21,193,680
28,000	DreamWorks Animation SKG Inc., Cl. A†	763,560
65,000	Electronic Arts Inc.†	2,314,650
772,400	Grupo Televisa SAB, ADR	26,168,912
2,500	Nintendo Co. Ltd.	271,940
208,400	Starz, Cl. A†	6,893,872
444,300	The Madison Square Garden Co., Cl. A†	29,377,116
281,001	Time Warner Inc.	21,134,085
2,231,100	Twenty-First Century Fox Inc., Cl. A	76,504,419
181,000	Twenty-First Century Fox Inc., Cl. B	6,029,110
485,534	Viacom Inc., Cl. A	37,390,973
25,000	Viacom Inc., Cl. B	1,923,500
725,000	Vivendi SA.	17,508,494

		254,864,211

	Environmental Services — 1.3%
65,000	Progressive Waste Solutions Ltd.	1,675,050
649,300	Republic Services Inc.	25,335,686
20,000	Waste Connections Inc.	970,400
405,000	Waste Management Inc.	19,249,650

		47,230,786

	Equipment and Supplies — 7.1%
1,228,800	AMETEK Inc.	61,698,048
6,000	Amphenol Corp., Cl. A	599,160
10,000	AZZ Inc.	417,700
94,000	CIRCOR International Inc.	6,329,020
121,000	Crown Holdings Inc.†	5,386,920
170,000	CTS Corp.	2,701,300
8,000	Danaher Corp.	607,840
792,900	Donaldson Co. Inc.	32,215,527
613,000	Flowserve Corp.	43,228,760
53,200	Graco Inc.	3,882,536
224,000	GrafTech International Ltd.†	1,025,920
706,400	IDEX Corp.	51,122,168
135,000	Interpump Group SpA	1,694,043
10,000	Lawson Products Inc.†	222,900
136,000	Mueller Industries Inc.	3,881,440
212,300	Sealed Air Corp.	7,405,024
2,000	SL Industries Inc.†	97,640
46,000	Tenaris SA, ADR	2,095,300
93,000	The Manitowoc Co. Inc.	2,180,850
65,000	The Timken Co.	2,755,350
17,000	The Toro Co.	1,006,910
88,200	The Weir Group plc	3,577,473
26,700	Valmont Industries Inc.	3,602,631

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
293,200	Watts Water Technologies Inc., Cl. A	$17,078,900

		254,813,360

	Financial Services — 8.9%
15,400	Alleghany Corp.†	6,439,510
78,000	AllianceBernstein Holding LP	2,028,780
652,600	American Express Co.	57,128,604
7,000	Ameriprise Financial Inc.	863,660
29,700	Argo Group International Holdings Ltd.	1,494,207
52,000	Bank of America Corp.	886,600
209	Berkshire Hathaway Inc., Cl. A†	43,242,100
75,000	BKF Capital Group Inc.†	106,125
45,000	Calamos Asset Management Inc., Cl. A	507,150
65,000	Citigroup Inc.	3,368,300
30,000	Cullen/Frost Bankers Inc.	2,295,300
86,000	First Niagara Financial Group Inc.	716,380
170,000	Fortress Investment Group LLC, Cl. A	1,169,600
134,000	GAM Holding AG	2,315,911
200,400	H&R Block Inc.	6,214,404
17,000	HSBC Holdings plc, ADR	864,960
53,000	Interactive Brokers Group Inc., Cl. A	1,322,350
430,000	Janus Capital Group Inc.	6,252,200
262,000	JPMorgan Chase & Co.	15,782,880
95,900	Kinnevik Investment AB, Cl. A	3,463,351
153,000	Kinnevik Investment AB, Cl. B	5,527,591
245,750	KKR & Co. LP	5,480,225
352,900	Legg Mason Inc.	18,054,364
39,000	Leucadia National Corp.	929,760
87,000	Loews Corp.	3,624,420
43,000	M&T Bank Corp.	5,301,470
138,000	Marsh & McLennan Companies Inc.	7,222,920
10,000	Morgan Stanley	345,700
99,800	Northern Trust Corp.	6,789,394
30,000	Popular Inc.†	883,050
138,600	State Street Corp.	10,202,346
20,000	SunTrust Banks Inc.	760,600
52,000	T. Rowe Price Group Inc.	4,076,800
666,900	The Bank of New York Mellon Corp.	25,829,037
48,000	The Blackstone Group LP	1,511,040
13,500	The Goldman Sachs Group Inc.	2,478,195
218,000	The Hartford Financial Services Group Inc.	8,120,500
147,000	The PNC Financial Services Group Inc.	12,580,260
10,000	Value Line Inc.	159,700
40,000	W. R. Berkley Corp.	1,912,000
155,000	Waddell & Reed Financial Inc., Cl. A	8,011,950
670,000	Wells Fargo & Co.	34,752,900

		321,016,594

	Food and Beverage — 11.2%
510,300	Brown-Forman Corp., Cl. A	45,513,657
133,200	Brown-Forman Corp., Cl. B	12,017,304

Shares		Market Value
60,000	Campbell Soup Co.	$2,563,800
400,000	China Mengniu Dairy Co. Ltd.	1,648,454
22,000	Chr Hansen Holding A/S	850,353
26,000	Coca-Cola Enterprises Inc.	1,153,360
16,500	Coca-Cola HBC AG	356,562
330,000	ConAgra Foods Inc.	10,903,200
86,000	Constellation Brands Inc., Cl. A†	7,495,760
12,000	Core-Mark Holding Co. Inc.	636,480
30,000	Crimson Wine Group Ltd.†	275,100
286,000	Danone SA	19,145,416
846,200	Davide Campari-Milano SpA	6,108,185
309,400	Diageo plc, ADR	35,704,760
84,000	Diamond Foods Inc.†	2,403,240
210,000	Dr Pepper Snapple Group Inc.	13,505,100
80,000	Farmer Brothers Co.†	2,316,000
389,950	Flowers Foods Inc.	7,159,482
41,000	Fomento Economico Mexicano SAB de CV, ADR	3,774,050
575,000	General Mills Inc.	29,008,750
2,400,000	Grupo Bimbo SAB de CV, Cl. A	6,958,490
10,000	Heineken Holding NV	661,463
118,000	Heineken NV	8,829,172
20,000	Heineken NV, ADR	747,600
107,000	Ingredion Inc.	8,109,530
193,900	ITO EN Ltd.	4,092,806
23,200	John Bean Technologies Corp.	652,616
43,000	Kellogg Co.	2,648,800
81,300	Kerry Group plc, Cl. A	5,763,794
32,000	Keurig Green Mountain Inc.	4,164,160
502,800	Kikkoman Corp.	10,686,362
57,000	Kraft Foods Group Inc.	3,214,800
19,800	LVMH Moet Hennessy Louis Vuitton SA	3,218,597
132,000	Maple Leaf Foods Inc.	2,253,529
15,000	MEIJI Holdings Co. Ltd.	1,185,776
429,000	Mondelēz International Inc., Cl. A	14,699,685
245,000	Morinaga Milk Industry Co. Ltd.	788,557
143,400	Nestlé SA	10,551,849
187,800	NISSIN FOODS HOLDINGS CO. LTD.	9,760,292
200,000	Parmalat SpA	631,528
273,000	PepsiCo Inc.	25,413,570
68,900	Pernod Ricard SA	7,800,887
145,000	Post Holdings Inc.†	4,811,100
87,000	Remy Cointreau SA	6,263,499
10,000	SABMiller plc	555,727
95,000	Snyder’s-Lance Inc.	2,517,500
45,000	Suntory Beverage & Food Ltd.	1,596,079
513,100	The Coca-Cola Co.	21,888,846
17,000	The Hain Celestial Group Inc.†	1,739,950
21,000	The J.M. Smucker Co.	2,078,790
45,000	The WhiteWave Foods Co.†	1,634,850
600,000	Tingyi (Cayman Islands) Holding Corp.	1,576,334
166,860	Tootsie Roll Industries Inc.	4,670,411

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
40,000	Tyson Foods Inc., Cl. A	$1,574,800
328,600	Yakult Honsha Co. Ltd.	17,257,680

		403,538,442

	Health Care — 5.4%
80,500	Actavis plc†	19,423,040
30,000	Aetna Inc.	2,430,000
200,000	Alere Inc.†	7,756,000
32,000	Allergan Inc.	5,702,080
48,584	AmerisourceBergen Corp.	3,755,543
64,000	Amgen Inc.	8,989,440
50,000	AngioDynamics Inc.†	686,000
5,000	AstraZeneca plc, ADR	357,200
80,000	Baxter International Inc.	5,741,600
40,700	Becton, Dickinson and Co.	4,632,067
22,100	Biogen Idec Inc.†	7,310,901
11,500	Bio-Rad Laboratories Inc., Cl. A†	1,304,100
425,000	BioScrip Inc.†	2,936,750
260,000	Boston Scientific Corp.†	3,070,600
130,000	Bristol-Myers Squibb Co.	6,653,400
17,500	Cepheid Inc.†	770,525
96,000	Chemed Corp.	9,878,400
35,000	Cigna Corp.	3,174,150
31,000	CONMED Corp.	1,142,040
48,000	Covidien plc	4,152,480
53,000	DaVita HealthCare Partners Inc.†	3,876,420
10,000	DENTSPLY International Inc.	456,000
30,000	Eli Lilly & Co.	1,945,500
45,000	Endo International plc†	3,075,300
44,000	Exactech Inc.†	1,007,160
80,000	Express Scripts Holding Co.†	5,650,400
20,000	Gerresheimer AG	1,298,928
20,000	HCA Holdings Inc.†	1,410,400
31,600	Henry Schein Inc.†	3,680,452
10,000	Humana Inc.	1,302,900
105,000	Johnson & Johnson	11,191,950
12,000	Laboratory Corp. of America Holdings†	1,221,000
150,000	Lexicon Pharmaceuticals Inc.†	211,500
20,000	McKesson Corp.	3,893,400
12,500	Mead Johnson Nutrition Co.	1,202,750
145,000	Merck & Co. Inc.	8,595,600
50,000	Mylan Inc.†	2,274,500
25,000	Nobel Biocare Holding AG	443,857
20,000	Orthofix International NV†	619,200
28,000	Owens & Minor Inc.	916,720
62,000	Patterson Companies Inc.	2,568,660
145,000	Pfizer Inc.	4,287,650
40,000	Quality Systems Inc.	550,800
44,000	Quidel Corp.†	1,182,280
400	Regeneron Pharmaceuticals Inc.†	144,208
76,400	Roche Holding AG, ADR	2,826,036

Shares		Market Value
35,000	St. Jude Medical Inc.	$2,104,550
32,000	Stryker Corp.	2,584,000
156,000	Tenet Healthcare Corp.†	9,264,840
76,000	UnitedHealth Group Inc.	6,555,000
15,000	WellPoint Inc.	1,794,300
29,000	William Demant Holding A/S†	2,224,618
93,800	Wright Medical Group Inc.†	2,842,140
14,000	Zimmer Holdings Inc.	1,407,700

		194,477,035

	Home Furnishings — 0.1%
30,000	Bed Bath & Beyond Inc.†	1,974,900
120,000	Blyth Inc.	974,400

		2,949,300

	Hotels and Gaming — 1.5%
17,000	Accor SA	753,988
56,000	Belmond Ltd., Cl. A†	652,960
26,800	Churchill Downs Inc.	2,613,000
760,000	Genting Singapore plc	679,157
10,000	Home Inns & Hotels Management Inc., ADR†	289,900
47,000	Hyatt Hotels Corp., Cl. A†	2,844,440
125,000	International Game Technology	2,108,750
56,000	Interval Leisure Group Inc.	1,066,800
1,820,000	Ladbrokes plc	3,817,914
82,000	Las Vegas Sands Corp.	5,101,220
4,304,100	Mandarin Oriental International Ltd.	7,553,696
410,000	MGM Resorts International†	9,339,800
85,000	Pinnacle Entertainment Inc.†	2,132,650
35,000	Ryman Hospitality Properties Inc.	1,655,500
92,000	Starwood Hotels & Resorts Worldwide Inc.	7,655,320
2,000,000	The Hongkong & Shanghai Hotels Ltd.	2,920,855
100,000	Universal Entertainment Corp.	1,638,477
10,000	Wyndham Worldwide Corp.	812,600
11,000	Wynn Resorts Ltd.	2,057,880

		55,694,907

	Machinery — 3.0%
121,500	Caterpillar Inc.	12,032,145
280,000	CNH Industrial NV, Brsaltaliana	2,228,032
1,531,200	CNH Industrial NV, New York	12,142,416
649,000	Deere & Co.	53,211,510
33,000	Kennametal Inc.	1,363,230
26,000	Mueller Water Products Inc., Cl. A	215,280
750,000	Xylem Inc.	26,617,500
35,000	Zebra Technologies Corp., Cl. A†	2,483,950

		110,294,063

	Manufactured Housing and Recreational Vehicles — 0.1%
32,000	Cavco Industries Inc.†	2,176,000
32,000	Nobility Homes Inc.†.	336,000
44,000	Skyline Corp.†	181,720

		2,693,720

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Metals and Mining — 1.6%
68,000	Agnico Eagle Mines Ltd.	$1,974,040
400,000	Alcoa Inc.	6,436,000
311,600	Barrick Gold Corp.	4,568,056
75,000	Cliffs Natural Resources Inc.	778,500
95,000	Franco-Nevada Corp.	4,643,600
221,000	Freeport-McMoRan Inc.	7,215,650
85,000	Global Brass & Copper Holdings Inc.	1,246,950
50,000	Kinross Gold Corp.†	165,000
14,000	Labrador Iron Ore Royalty Corp.	273,137
52,000	New Hope Corp. Ltd.	118,830
627,000	Newmont Mining Corp.	14,452,350
160,000	Peabody Energy Corp.	1,980,800
136,000	Royal Gold Inc.	8,831,840
160,000	Silver Wheaton Corp.	3,188,800
20,000	TimkenSteel Corp.	929,800
235,000	Turquoise Hill Resources Ltd.†	878,900

		57,682,253

	Publishing — 1.0%
3,000	Graham Holdings Co., Cl. B	2,098,770
190,000	Il Sole 24 Ore SpA†	167,627
154,000	McGraw Hill Financial Inc.	13,005,300
430,000	Media General Inc.†	5,637,300
66,000	Meredith Corp.	2,824,800
505,000	News Corp., Cl. A†	8,256,750
200,000	News Corp., Cl. B†	3,226,000
20,000	Nielsen NV	886,600
92,000	The E.W. Scripps Co., Cl. A†	1,500,520
25,000	The New York Times Co., Cl. A	280,500

		37,884,167

	Real Estate — 0.3%
11,000	Brookfield Asset Management Inc., Cl. A	494,560
75,000	Forest City Enterprises Inc., Cl. A†	1,467,000
104,000	Griffin Land & Nurseries Inc.	2,984,800
5,000	QTS Realty Trust Inc., Cl. A	151,750
234,600	The St. Joe Co.†	4,675,578

		9,773,688

	Real Estate Investment Trusts — 0.1%
14,422	Host Hotels & Resorts Inc.	307,621
200	Vornado Realty Trust	19,992
145,000	Weyerhaeuser Co.	4,619,700

		4,947,313

	Retail — 2.9%
103,200	Aaron’s Inc.†	2,509,824
126,600	AutoNation Inc.†	6,369,246
108,000	Costco Wholesale Corp.	13,534,560
235,000	CST Brands Inc.	8,448,250
351,600	CVS Health Corp.	27,983,844
67,000	HSN Inc.	4,111,790

Shares		Market Value
310,000	J.C. Penney Co. Inc.†	$3,112,400
50,000	Krispy Kreme Doughnuts Inc.†	858,000
1,200,000	Lianhua Supermarket Holdings Ltd., Cl. H†	642,897
198,000	Macy’s Inc.	11,519,640
50,000	Murphy USA Inc.†	2,653,000
50,000	Outerwall Inc.†	2,805,000
14,857	Rush Enterprises Inc., Cl. B†	444,373
54,400	The Cheesecake Factory Inc.	2,475,200
36,600	The Home Depot Inc.	3,357,684
65,600	The Kroger Co.	3,411,200
50,000	Walgreen Co.	2,963,500
35,000	Wal-Mart Stores Inc.	2,676,450
116,000	Whole Foods Market Inc.	4,420,760

		104,297,618

	Specialty Chemicals — 1.5%
27,000	Airgas Inc.	2,987,550
20,500	Ashland Inc.	2,134,050
205,000	Chemtura Corp.†	4,782,650
615,000	Ferro Corp.†	8,911,350
20,000	FMC Corp.	1,143,800
110,000	General Chemical Group Inc.†	2,200
58,000	H.B. Fuller Co.	2,302,600
130,000	International Flavors & Fragrances Inc.	12,464,400
1,400	NewMarket Corp.	533,428
400,000	OMNOVA Solutions Inc.†	2,148,000
11,000	Praxair Inc.	1,419,000
247,800	Sensient Technologies Corp.	12,972,330
20,000	SGL Carbon SE†	413,651
65,000	Zep Inc.	911,300

		53,126,309

	Telecommunications — 1.9%
15,000	AT&T Inc.	528,600
40,000	CenturyLink Inc.	1,635,600
1,400,000	Cincinnati Bell Inc.†.	4,718,000
285,000	Deutsche Telekom AG, ADR	4,309,200
30,000	Hellenic Telecommunications Organization SA†	394,074
25,000	Hellenic Telecommunications Organization SA, ADR†	161,250
67,000	Intelsat SA†	1,148,380
15,000	Level 3 Communications Inc.†	685,950
57,000	Loral Space & Communications Inc.†	4,093,170
212,000	NII Holdings Inc.†	11,660
150,000	Oi SA, ADR	105,000
12,000	Orange SA, ADR	176,880
250,000	Portugal Telecom SGPS SA	526,063
147,415	Sprint Corp.†	934,611
3,007,800	Telecom Italia SpA†	3,447,613
175,000	Telecom Italia SpA, ADR†	2,002,000
46,500	Telefonica Brasil SA, ADR	915,120
267,401	Telefonica SA, ADR	4,109,953
1,085,510	Telephone & Data Systems Inc.	26,008,820

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
86,000	tw telecom inc.†	$3,578,460
187,000	Verizon Communications Inc.	9,348,130
48,000	VimpelCom Ltd., ADR	346,560

		69,185,094

	Transportation — 0.6%
334,100	GATX Corp.	19,501,417
4,000	Kansas City Southern	484,800
46,000	Providence and Worcester Railroad Co.	804,540

		20,790,757

	Wireless Communications — 0.6%
117,400	America Movil SAB de CV, Cl. L, ADR	2,958,480
4,000	Millicom International Cellular SA	320,280
53,200	Millicom International Cellular SA, SDR	4,272,367
250,000	NTT DoCoMo Inc.	4,172,555
21,857	Tim Participacoes SA, ADR	572,653
180,289	United States Cellular Corp.†	6,396,654
68,636	Vodafone Group plc, ADR	2,257,438

		20,950,427

	TOTAL COMMON STOCKS	3,576,441,064

	PREFERRED STOCKS — 0.0%
	Health Care — 0.0%
31,580	The Phoenix Companies Inc., 7.450%	780,026

	RIGHTS — 0.0%
	Health Care — 0.0%
20,000	American Medical Alert Corp.†	200

	Specialty Chemicals — 0.0%
20,000	SGL Carbon SE, expire 10/13/14†	20,360

	TOTAL RIGHTS	20,560

	WARRANTS — 0.1%
	Automotive: Parts and Accessories — 0.0%
14,727	Federal-Mogul Holdings Corp., expire 12/27/14†	19

	Energy and Utilities — 0.1%
300,000	Kinder Morgan Inc., expire 05/25/17†	1,092,000

	Hotels and Gaming — 0.0%
200,000	Indian Hotels Co. Ltd., expire 05/14/18†(a)	342,000

	TOTAL WARRANTS	1,434,019

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 0.8%
$29,368,000	U.S. Treasury Bills, 0.005% to 0.050%††, 10/16/14 to 03/05/15	$29,366,165

	TOTAL INVESTMENTS — 100.0% (Cost $1,515,189,199)	$3,608,041,834

	Aggregate tax cost	$1,530,005,163

	Gross unrealized appreciation	$2,132,382,510
	Gross unrealized depreciation	(54,345,839)

	Net unrealized appreciation/depreciation	$2,078,036,671

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the market value of the Rule 144A security amounted to $342,000 or 0.01% of total investments.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Airlines	$2,128,800	$150,000	—	$2,278,800
Consumer Products	171,612,816	—	$30	171,612,846
Energy and Utilities	227,414,057	—	0	227,414,057
Other Industries (a)	3,175,135,361	—	—	3,175,135,361
Total Common Stocks	3,576,291,034	150,000	30	3,576,441,064
Preferred Stocks (a)	780,026	—	—	780,026
Rights (a)	20,360	—	200	20,560
Warrants (a)	1,092,019	342,000	—	1,434,019
U.S. Government Obligations	—	29,366,165	—	29,366,165
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,578,183,439	$29,858,165	$230	$3,608,041,834

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the period ended September 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. At September 30, 2014, the Fund held no investments in forward foreign exchange contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of September 30, 2014, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

THE GABELLI ASSET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ASSET FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e   info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES
Mario J. Gabelli, CFA	Anthonie C. van Ekris
Chairman and	Chairman,
Chief Executive Officer,	BALMAC International, Inc.
GAMCO Investors, Inc.
Salvatore J. Zizza
Anthony J. Colavita	Chairman,
President,	Zizza & Associates Corp.
Anthony J. Colavita, P.C.
OFFICERS
James P. Conn	Bruce N. Alpert
Former Chief Investment	President
Officer,
Financial Security Assurance	Andrea R. Mango
Holdings Ltd.	Secretary

John D. Gabelli	Agnes Mullady
Senior Vice President,	Treasurer

G.research, Inc.	Richard J. Walz
Chief Compliance Officer

Kuni Nakamura
President,	DISTRIBUTOR
Advanced Polymer, Inc.	G.distributors, LLC

Anthony R. Pustorino
Certified Public Accountant,	CUSTODIAN, TRANSFER
Professor Emeritus,	AGENT, AND DIVIDEND
Pace University	DISBURSING AGENT

State Street Bank and Trust
Werner J. Roeder, MD	Company
Medical Director,
Lawrence Hospital	LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Overall Morningstar RatingTM

Morningstar® rated The Gabelli Asset Fund Class AAA Shares 4 stars overall, 2 stars for the three year period, 3 stars for the five period, and 5 stars for the ten year period ended September 30, 2014 among 1,343, 1,343, 1,204, and 804 Large Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

GAB405Q314QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Asset Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 11/18/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 11/18/2014

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 11/18/2014

*	Print the name and title of each signing officer under his or her signature.